Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Disclosure of operating segments
Information about our reportable segments for the years ended December 31, 2024, 2023, and 2022 is as follows:

For the year ended December 31, 2024

In thousands of U.S. dollars	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$120,542	$571,422	$551,987	$1,243,951	$—	$1,243,951
Vessel operating costs	(39,174)	(127,540)	(152,433)	(319,147)	—	(319,147)
Voyage expenses	(3,998)	(15,504)	(10,869)	(30,371)	—	(30,371)
Depreciation - vessels and drydock	(20,423)	(80,191)	(84,705)	(185,319)	—	(185,319)
General and administrative expenses	(1,211)	(3,260)	(4,441)	(8,912)	(112,136)	(121,048)
Gain on sale of vessels	—	26,326	150,211	176,537	—	176,537
Financial expenses	—	—	—	—	(109,539)	(109,539)
Financial income	—	—	—	—	15,947	15,947
Income from joint venture	—	—	—	—	7,664	7,664
Dividend income and fair value loss on financial assets measured at fair value through profit or loss	—	—	—	—	(11,176)	(11,176)
Other income and (expenses), net	—	1,469	166	1,635	(360)	1,275
Segment income or loss	$55,736	$372,722	$449,916	$878,374	$(209,600)	$668,774
For the year ended December 31, 2023

In thousands of U.S. dollars	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$154,586	$530,736	$655,900	$1,341,222	$—	$1,341,222
Vessel operating costs	(37,940)	(114,595)	(163,047)	(315,582)	—	(315,582)
Voyage expenses	(3,712)	(5,536)	(3,995)	(13,243)	—	(13,243)
Depreciation - vessels and drydock	(20,654)	(76,383)	(81,222)	(178,259)	—	(178,259)
Depreciation - right of use assets for vessels	—	(4,910)	(19,334)	(24,244)	—	(24,244)
General and administrative expenses	(1,432)	(3,876)	(4,748)	(10,056)	(96,199)	(106,255)
Write-off of deposits on scrubbers	—	—	(10,508)	(10,508)	—	(10,508)
Gain on sale of vessels	—	—	12,019	12,019	—	12,019
Financial expenses	—	—	—	—	(183,231)	(183,231)
Financial income	—	—	617	617	18,495	19,112
Income from joint venture	—	—	—	—	5,950	5,950
Other expenses, net	—	—	—	—	(83)	(83)
Segment income or loss	$90,848	$325,436	$385,682	$801,966	$(255,068)	$546,898
For the year ended December 31, 2022

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$11,196	$243,951	$570,668	$737,058	$1,562,873	$—	$1,562,873
Vessel operating costs	(9,076)	(36,507)	(112,407)	(165,735)	(323,725)	—	(323,725)
Voyage expenses	—	(44,996)	(26,641)	(21,061)	(92,698)	—	(92,698)
Depreciation - vessels and drydock	(1,593)	(20,874)	(75,360)	(70,181)	(168,008)	—	(168,008)
Depreciation - right of use assets for vessels	—	—	(8,297)	(30,530)	(38,827)	—	(38,827)
General and administrative expenses	(335)	(1,367)	(4,134)	(6,230)	(12,066)	(76,065)	(88,131)
Reversal of previously recorded impairment	—	—	—	12,708	12,708	—	12,708
Net loss on sale of vessels	(44,701)	—	(12,446)	(9,339)	(66,486)	—	(66,486)
Financial expenses	—	—	—	—	—	(169,795)	(169,795)
Gain on repurchase of convertible notes	—	—	—	—	—	481	481
Financial income	20	—	—	637	657	6,227	6,884
Income from joint venture	—	—	—	—	—	679	679
Other income and (expenses), net	1,577	—	—	—	1,577	(281)	1,296
Segment income or loss	$(42,912)	$140,207	$331,383	$447,327	$876,005	$(238,754)	$637,251

Disclosure of revenue from major customers
Revenue from customers representing greater than 10% of total revenue during the years ended December 31, 2024, 2023, and 2022, within their respective segments was as follows:

In thousands of U.S. dollars		For the year ended December 31,
Segment	Customer	2024	2023	2022
MR	Scorpio MR Pool Limited (1)	$497,003	$605,442	$639,743
LR2	Scorpio LR2 Pool Limited (1)	416,014	405,244	456,002
Handymax	Scorpio Handymax Tanker Pool Limited (1)	118,432	135,481	79,636
		$1,031,449	$1,146,167	$1,175,381

(1)These customers are related parties as described in Note 15.